FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments
Schedule of maturity profile of financial liabilities based on contractual undiscounted payments

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Trade payables	2,428	—		—	—	—	2,428
Other accounts payable	6,443	—	—	—	—	—	6,443
Liability in respect of research and development grants	1,839	2,272	2,685	2,016	605	—	9,417
Lease liabilities	1,093	1,092	1,022	951	975	3,357	8,490
Total	11,803	3,364	3,707	2,967	1,580	3,357	26,778

December 31, 2024:

	Less than	1 to 2	2 to 3	3 to 4	4 to 5	>5
	one year	years	years	years	years	years	Total
Trade payables	$2,868	—	$—	$—	$—	$—	$2,868
Other accounts payable	5,927	—	—	—	—	—	5,927
Liability in respect of research and development grants	1,419	2,040	2,685	2,850	1,609	169	10,772
Lease liabilities	834	843	835	759	721	3,630	7,622

Total	$11,048	$2,883	$3,520	$3,609	$2,330	$3,799	$27,189

Schedule of sensitivity tests relating to changes in foreign currency

December 31, 2025	USD	NIS	Other	Total
Cash and Cash equivalents
Restricted cash	66,202	922	576	67,700
Short-term deposits	251	—	—	251
Trade receivables, net	2,890	553	668	4,111
Other current assets	129	630	—	759
Other current financial assets	—	1,432	—	1,432
	69,472	3,537	1,244	74,253
Financial liabilities at amortized cost	(9,692)	(12,657)	(33)	(22,382)
Total net financial assets	59,780	(9,120)	1,211	51,871

December 31, 2024
Cash and Cash equivalents	67,791	630	924	69,345
Restricted cash	271	—	—	271
Short-term deposits	—	—	—	—
Trade receivables, net	2,938	560	1,098	4,596
Other current assets	135	897	—	1,032
Other long-term Assets	2,611	82	5	2,698
	73,746	2,169	2,027	77,942
Financial liabilities at amortized cost	(11,170)	(10,343)	(2)	(21,515)
Total net financial assets	62,576	(8,174)	2,025	56,427

Schedule of sensitivity analysis of changes to profit (loss) and equity in the exchange rate

	December 31,
	2025	2024
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$(395)	$(307)
Increase of 10% in exchange rate	$(791)	$(615)
Decrease of 5% in exchange rate	$395	$307
Decrease of 10% in exchange rate	$791	$615

Schedule of financial assets at fair value

	December 31,
	2025	2024
	USD in thousands
Financial assets at fair value through profit or loss:

Neurolief (a)	5,366	-
Stella (b)	5,000	-
Axis (c)	2,377	-
Tangient (d)	1,538	-
DGR	250	-
Radial	125	-

Total financial assets at fair value through profit or loss	14,656	-

Financial liabilities at fair value through profit or loss:

Neurolief (a)	(319)	-

Total financial liabilities at fair value through profit or loss	(319)	-

Schedule of warrants liability

2025

Balance as of January 1,	$-
Investment in financial instruments	14,494
Gain from remeasurement to fair value through profit or loss	162

Balance as of December 31	$14,656

Schedule of Total investment values

Total investment values	December 31, 2025
First investment	5,366
Second investment	-
Third investment - liability	(319)
Call option (out of the money)	-

Schedule of fair value measurement hierarchy

	Fair value hierarchy
	December 31, 2025	December 31, 2024
	Level 3	Level 3
Assets measured at fair value:
Investments in financial assets measured at fair value through profit and loss	$14,656	$-

Financial liability measured at fair value through profit and loss	$319	$2,429

Schedule of warrants liability

	2025	2024

Balance as of January 1,	$2,429	$-
Warrants value at the date of issuance	-	3,425
Gain from remeasurement to fair value through profit or loss	(358)	(996)
Warrants classified to equity during the period	2,071	-

Balance as of December 31	$-	$2,429